Revenue (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Payment Term			30 days
Accounts receivable contractual term			The Company receives payments from customers based upon agreed-upon contractual terms, typically within 30 days of invoicing the customer.
Commission expenses	$ 61,146	$ 91,243	$ 143,288	$ 190,619
Capitalized commissions	$ 39,144	$ 40,152	$ 39,144	$ 40,152	$ 38,462	$ 51,472	$ 54,376	$ 69,737
Demio [Member]
Disaggregation of Revenue [Line Items]
Performance obligations, timing			The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of webinars and hosts as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Demio services over time which corresponds with the period of time that access to the service is provided.
Reach [Member]
Disaggregation of Revenue [Line Items]
Performance obligations, timing			The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of simultaneous published events as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Reach services over time which corresponds with the timing the service is rendered.